Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Impairment losses
Goodwill	€ 23,353	€ 26,734	€ 26,734
Europe
Impairment losses
Goodwill	16,133		16,133
Germany
Impairment losses
Goodwill	12,479		12,479
Italy
Impairment losses
Goodwill	3,654		3,654
AMAP
Impairment losses
Goodwill	€ 7,220		€ 10,601